Investments in associates and joint arrangements - Reconciliation of summarised financial information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019
Statement of financial position
Equity shareholders' funds	€ 56,977	€ 57,816	€ 62,625		€ 63,188
Goodwill	31,884	31,731
Investment in joint ventures	3,781	4,249
Investment in associates	487	421
Profit (loss) from continuing operations	2,624	536	(455)
Share of (loss)/profit	222	488	246
Profit/(loss) for the financial year	2,624	536	(455)
INWIT S.p.A. | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	8,595	8,801
Interest in associates/joint ventures	2,851	2,920
Profit (loss) from continuing operations	82	10
Profit/(loss) for the financial year	82	10
VodafoneZiggo Group Holding B.V. | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	1,643	2,380
Interest in associates/joint ventures	822	1,190
Profit (loss) from continuing operations	(37)	(464)	(128)
Profit/(loss) for the financial year	(37)	(464)	(128)
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	3,129	3,121
Profit (loss) from continuing operations	20	440	(141)
Profit/(loss) for the financial year	20	440	(141)
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds	(10,214)	(7,457)
Profit (loss) from continuing operations	(3,057)	(4,866)	(9,880)
Profit/(loss) for the financial year	(3,057)	(4,866)	(9,880)
Safaricom Limited | Associates
Statement of financial position
Equity shareholders' funds	1,066	1,045
Profit (loss) from continuing operations	542	542	619
Profit/(loss) for the financial year	525	542	619
Indus Towers Ltd | Associates
Statement of financial position
Equity shareholders' funds	3,774	3,083
Profit (loss) from continuing operations	632	808	44
Profit/(loss) for the financial year	632	808	44
Safaricom Limited
Statement of financial position
Investment in associates	428	421
Share of (loss)/profit	217	217	247
Dividends received from investments accounted for using equity method, classified as investing activities	170	171	261
Safaricom Limited | Associates
Statement of financial position
Interest in associates/joint ventures	425	418
Goodwill	3	3
Investment in associates	428	421
Share of profit/(loss), 1	217	217	247
Share of (loss)/profit	217	217	247
Indus Towers Ltd
Statement of financial position
Share of (loss)/profit		274
Dividends received from investments accounted for using equity method, classified as investing activities		201
Indus Towers Ltd | Associates
Statement of financial position
Interest in associates/joint ventures	794	867
Goodwill	261	342
Transferred to assets held for sale	959	1,257
Investment proportion not recognised	(96)	48
Share of profit/(loss), 1	178	306	19
Share of loss not recognised	(178)	(32)
Share of (loss)/profit		274	19
Total for joint ventures
Statement of financial position
Investment in joint ventures	3,781	4,249
Share of (loss)/profit	(11)	(146)	(2,751)
Vodafone Idea Limited
Statement of financial position
Equity shareholders' funds	(10,214)	(7,457)
Investment proportion not recognised	€ 5,120	€ 3,562
Investment in joint ventures			0	€ 0
Share of (loss)/profit			(2,546)
Ownership interest in joint venture	47.60%	44.40%
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Interest in associates/joint ventures	€ (4,863)	€ (3,310)
Impairment	(257)	(252)
Investment proportion not recognised	5,120	3,562
Share of profit/(loss), 1	(1,357)	(2,160)	(4,386)
Share of loss not recognised	1,357	2,160	1,840
Share of (loss)/profit			(2,546)
VodafoneZiggo Group Holding B.V.
Statement of financial position
Investment in joint ventures	822	1,190
Share of (loss)/profit	(19)	(232)	(64)
Dividends received from investments accounted for using equity method, classified as investing activities	€ 350	€ 209	148
Ownership interest in joint venture	50.00%	50.00%
VodafoneZiggo Group Holding B.V. | Joint ventures where entity is venturer
Statement of financial position
Investment in joint ventures	€ 822	€ 1,190
Share of profit/(loss), 1	(19)	(232)	(64)
Share of (loss)/profit	(19)	(232)	(64)
INWIT S.p.A.
Statement of financial position
Investment in joint ventures	2,851	2,920
Share of (loss)/profit	27	3
Dividends received from investments accounted for using equity method, classified as investing activities	€ 96	€ 42
Ownership interest in joint venture	33.20%	33.20%
INWIT S.p.A. | Joint ventures where entity is venturer
Statement of financial position
Investment in joint ventures	€ 2,851	€ 2,920
Share of profit/(loss), 1	27	3
Share of (loss)/profit	27	3
Indus Towers Ltd
Statement of financial position
Investment in joint ventures	€ 1,000
Share of (loss)/profit			19
Ownership interest in joint venture	21.00%
TPG Telecom Limited
Statement of financial position
Equity shareholders' funds	€ 3,129	3,121
Investment in joint ventures	84	104
Share of (loss)/profit	(5)	98	(35)
Dividends received from investments accounted for using equity method, classified as investing activities	€ 22		0
Ownership interest in joint venture	25.10%
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Interest in associates/joint ventures	€ 27	50
Goodwill	57	54
Investment in joint ventures	84	104
Share of profit/(loss), 1	(5)	98	(70)
Share of loss not recognised			35
Share of (loss)/profit	(5)	98	(35)
Other joint ventures
Statement of financial position
Investment in joint ventures	24	35
Share of (loss)/profit	€ (14)	€ (15)	€ (125)